Stockholders' Equity and Non-controlling Interest - Summary of Changes in Equity (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Redeemable Noncontrolling Interest [Line Items]
Beginning Balance			$ 602,236	$ 622,622	$ 622,622	$ 619,595	$ 464,033
Stock compensation expense			11,223	12,400	22,552	14,414	12,831
Exercise of stock options			3,275	220	1,127	2,964	2,737
Employee stock purchase plan			557	559	1,114	1,165	902
Transactions with non-controlling interest holders
Business acquisitions				1,440	11,864
Net loss and other comprehensive (loss)/income	(48,941)	(5,678)	(71,455)	(46,348)	(39,458)	(15,425)	12,016
Ending balance	545,836	590,893	545,836	590,893	602,236	622,622	619,595
Quiksilver, Inc. [Member]
Redeemable Noncontrolling Interest [Line Items]
Beginning Balance			583,310	610,098	610,098
Stock compensation expense			11,223	12,400
Exercise of stock options			3,275	220
Employee stock purchase plan			557	559
Transactions with non-controlling interest holders			(44)
Business acquisitions
Net loss and other comprehensive (loss)/income			(72,137)	(48,756)
Ending balance	526,184	574,521	526,184	574,521
Non-controlling Interest [Member]
Redeemable Noncontrolling Interest [Line Items]
Beginning Balance			18,926	12,524	12,524
Stock compensation expense
Exercise of stock options
Employee stock purchase plan
Transactions with non-controlling interest holders			44
Business acquisitions				1,440
Net loss and other comprehensive (loss)/income			682	2,408
Ending balance	$ 19,652	$ 16,372	$ 19,652	$ 16,372